Options (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Jul. 30, 2019	May 28, 2018	Nov. 10, 2017	May 28, 2017	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2019
Stock options exercise purchase price					$ 1.50	$ 1.50	$ 1.50	$ 1.50
Options exercised
Share-based compensation for services						$ 394,465	$ 682,254	$ 341,127
Outstanding vested stock options						413,337
Outstanding vested stock options, weighted average remaining term						2 months 8 days
Unvested stock options						86,663
Unvested stock options, weighted average remaining term						1 year 29 days
TJ Capital Management, L.P [Member]
Stock options grants to purchase			160,000
Stock options exercise purchase price			$ 1.50
TJ Capital Management, L.P [Member] | Corporate and Executive Service Agreement [Member]
Stock options grants to purchase	160,000
Stock options exercise purchase price	$ 1.50
Options vested	6,667				73,337	73,337
Share-based payment award fair value assumptions expected term	2 years
Aggregated fair value of options granted	$ 284,300
Share price	$ 2.90
Share-based payment award, fair value assumptions, risk free interest rate	1.85%
Share-based payment award, fair value assumptions, exercise price	$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate	77.00%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested			60,000
Share-based payment award fair value assumptions expected term			7 months
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested			50,000
Share-based payment award fair value assumptions expected term			10 months
TJ Capital Management, L.P [Member] | IPO [Member]
Options vested			50,000
Share-based payment award fair value assumptions expected term			15 months
Dr. Yunhao Chen [Member]
Options vested					120,000	120,000
Share-based payment award fair value assumptions expected term				2 years
Aggregated fair value of options granted				$ 440,840
Share-based payment award, fair value assumptions, method used				Black-Scholes pricing model
Share price				$ 5.0
Share-based payment award, fair value assumptions, risk free interest rate				1.84%
Share-based payment award, fair value assumptions, exercise price				$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate				69.50%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised
Dr. Yunhao Chen [Member] | Common Class A [Member]
Stock options grants to purchase				120,000
Stock options exercise purchase price				$ 1.50
Dr. Yunhao Chen [Member] | IPO [Member]
Options vested				5,000
Mr, Silong Chen [Member]
Options vested					220,000	220,000
Share-based payment award fair value assumptions expected term		3 years
Aggregated fair value of options granted		$ 1,385,500
Share-based payment award, fair value assumptions, method used		Black-Scholes pricing model
Share price		$ 5.0
Share-based payment award, fair value assumptions, risk free interest rate		1.94%
Share-based payment award, fair value assumptions, exercise price		$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate		74.70%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised
Stock options non vested shares									140,000
Mr, Silong Chen [Member] | Common Class A [Member]
Stock options grants to purchase				360,000
Stock options exercise purchase price				$ 1.50
Mr, Silong Chen [Member] | IPO [Member]
Options vested				10,000